Comprehensive Income and Accumulated Other Comprehensive Income (Details) - Changes in the Components of AOCI - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	$ 104,801	$ 95,960	$ 95,960	$ 87,110
Reclassification adjustment for (gains) realized in income	49	0
Total other comprehensive (loss) income	51	315	(470)	(378)
Balance, end of period	106,635	98,643	104,801	95,960
Accumulated Other Comprehensive Income (Loss) [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	(600)	(130)	(130)	248
Other comprehensive income (loss) before reclassifications	112	330	(372)	(218)
Amounts reclassified from accumulated other comprehensive income (loss)	(12)	(15)	(98)	(160)
Reclassification adjustment for (gains) realized in income	49
Total other comprehensive (loss) income	51	315	(470)	(378)
Balance, end of period	(549)	185	(600)	(130)
Unrealized Holding (Losses) Gains on Available for Sale Securities [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	(334)	90	90	276
Other comprehensive income (loss) before reclassifications	112	330	(424)	(186)
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0	0
Reclassification adjustment for (gains) realized in income	49
Total other comprehensive (loss) income	63	330	(424)	(186)
Balance, end of period	(271)	420	(334)	90
Unrealized Impairment Loss On Held to Maturity Security [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	(331)	(331)	(331)	(331)
Other comprehensive income (loss) before reclassifications	0	0	0	0
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0	0
Reclassification adjustment for (gains) realized in income	0
Total other comprehensive (loss) income	0	0	0	0
Balance, end of period	(331)	(331)	(331)	(331)
Unfunded Pension Liability [Member]
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance, beginning of period	65	111	111	303
Other comprehensive income (loss) before reclassifications	0	0	52	(32)
Amounts reclassified from accumulated other comprehensive income (loss)	(12)	(15)	(98)	(160)
Reclassification adjustment for (gains) realized in income	0
Total other comprehensive (loss) income	(12)	(15)	(46)	(192)
Balance, end of period	$ 53	$ 96	$ 65	$ 111